UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL                May 11, 2004
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          19
Form 13F Information Table Value Total:    $ 177879
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
AMERICAN GREETINGS CORP CL A  COMM             26375105      13277    583081 SH        SOLE                   583081
BLACK & DECKER CORP           COMM             91797100      11896    208918 SH        SOLE                   208918
BRUNSWICK CORP                COMM             117043109      9465    231816 SH        SOLE                   231816
CLOROX CO                     COMM             189054109      8543    174663 SH        SOLE                   174663
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     11261    196941 SH        SOLE                   196941
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      7073    365542 SH        SOLE                   365542
FORTUNE BRANDS INC            COMM             349631101     11750    153339 SH        SOLE                   153339
JOY GLOBAL INC                COMM             481165108     10828    386032 SH        SOLE                   386032
MASCO CORP                    COMM             574599106      8308    272943 SH        SOLE                   272943
MATTEL INC                    COMM             577081102      9338    506411 SH        SOLE                   506411
MAYTAG CORP                   COMM             578592107     10773    341247 SH        SOLE                   341247
MERCK & CO INC                COMM             589331107      8035    181831 SH        SOLE                   181831
NEWELL RUBBERMAID INC         COMM             651229106      6776    292081 SH        SOLE                   292081
NORFOLK SOUTHERN CORP         COMM             655844108      7448    337167 SH        SOLE                   337167
PACIFICARE HEALTH SYSTEMS INC COMM             695112102     12078    305394 SH        SOLE                   305394
PFIZER INC                    COMM             717081103     10781    307600 SH        SOLE                   307600
POLYONE CORP                  COMM             73179P106      3383    508690 SH        SOLE                   508690
TRINITY INDS INC              COMM             896522109      9292    334237 SH        SOLE                   334237
TYCO INTERNATIONAL LTD NEW    COMM             902124106      7572    264303 SH        SOLE                   264303